Investment in Associates and Investments in Investees (Details) $ in Thousands		1 Months Ended				12 Months Ended
	Mar. 15, 2020 USD ($) shares	Nov. 29, 2020 USD ($)	Mar. 29, 2018 USD ($)	May 31, 2017 USD ($)	Aug. 31, 2016 USD ($)	Dec. 31, 2021 USD ($) shares	Mar. 15, 2020 ₪ / shares	Jun. 22, 2016 USD ($)
Investment in Associates and Investments in Investees (Details) [Line Items]
Sale of shares and assets								$ 10
Capital gain					$ 34
Aggregated amount				$ 75
Outstanding amount owed			$ 104
Ownership percentage	46.00%
Percentage of shares issued and outstanding share capital	35.00%
Fair market value	$ 351
Transaction costs	$ 51
Shareholders amount		$ 30
Issued and outstanding shares percentage		1.00%
Capital Point Warrant [Member]
Investment in Associates and Investments in Investees (Details) [Line Items]
Purchase of ordinary shares						$ 340
Evero [Member]
Investment in Associates and Investments in Investees (Details) [Line Items]
Ordinary shares per value (in New Shekels per share) | ₪ / shares							₪ 0.01
Ordinary shares (in Shares) | shares	5,952,469					9,577
Percentage of shares issued and outstanding share capital	15.00%
Capital Point [Member]
Investment in Associates and Investments in Investees (Details) [Line Items]
Ordinary shares per value (in New Shekels per share) | ₪ / shares							₪ 1
Ordinary shares (in Shares) | shares	176,470
Percentage of shares issued and outstanding share capital	11.00%